Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories	Inventories
Inventories are stated at the lower of cost and net realizable value. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity) at standard costs. The variances between the actual costs and the standard costs are calculated monthly and allocated to the inventory, so there is no difference between actual and standard costs. Inventories exclude borrowing costs. Provisions for batches which fail to meet quality requirements and may not be sold (failed batches) are deducted from the value of inventories.

(In € thousand)	As at December 31,
	2022	2021
Raw materials	86,452	102,082
Work in progress	114,218	55,681
Finished goods	11,783	8,135
Purchased goods (third party products)	3,518	7,362
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	215,970	173,260
Less: write-down provision	(180,866)	(49,162)
INVENTORIES	35,104	124,098
The increase in gross amounts of work in progress and finished goods is primarily related to the production of VLA2001. Of the write-down provision on inventory of €180.9 million as of December 31, 2022 (December 31, 2021: €49.2 million), €176.9 million related to VLA2001 inventory (December 31, 2021: €41.6 million).
Inventory write-downs as a result of excess, obsolescence, scrap or other reasons are recorded as a component of Cost of goods and services in our consolidated statement of income.
In 2022, inventory-related COGS were €257.8 million (2021: €145.3 million), of which €157.7 million (2021: €127.1 million) related to inventory which cannot be used, failed batches which were written down and product which is not expected to be sold. In 2022, €159.4 million (2021: €121.4 million) of these expenses related to VLA2001 and stem from write-downs for materials which cannot be used, failed batches and batches at risk of failure as well as product which is not expected to be sold. The valuation of commercialized products (excluding VLA2001) resulted in a reversal of write-downs from prior periods of €2.8 million due to higher sales expectations. In 2021, €5.7 million of these expenses related to commercialized products and stem from write-downs due to lower sales expectations and limited shelf life of the products, In addition, in 2022, €66.6 million of COGS related to onerous agreements provision and settlement costs.
Write-down provisions related to the inventory categories as follows:

(In € thousand)	As at December 31,
	2022	2021
Raw materials	79,939	29,751
Work in progress	99,089	15,096
Finished goods	1,417	3,974
Purchased goods (third party products)	421	342
TOTAL WRITE-DOWN PROVISION	180,866	49,162
In 2022, Valneva suspended the manufacturing of VLA2001. As a result, raw material acquired to produce VLA2001 which could not be repurposed and used for other products was written down. Work in progress related to VLA2001 was written down due to the reduced expected sales volumes. As at December 31, 2022, €176.9 million of the inventory reserve related to VLA2001 (December 31, 2021: €41.6 million), of which €78.8 million was attributable to the raw materials (December 31, 2021: €29.8) and €98.1 million to work in progress (December 31, 2021: €11.8 million). In 2021 the write-down provision was related to faulty product or product with short expiry dates.
As at December 31, 2022, the remaining write-down provision related to Valneva's commercialized vaccines IXIARO and DUKORAL and to third-party products which are not expected to be sold. Commercial inventories not carrying a minimum residual shelf-life at the expected time of sale on the basis of the most current sales expectations have been written down. These write-downs totaled €2.9 million as at December 31, 2022 (December 31, 2021: €7.6 million), of which €1.4 million (December 31, 2021: €4.0 million) related to finished goods, €1.0 million (December 31, 2021: €3.3 million) related to work in progress and €0.4 million (December 31, 2021: €0.3 million) related to purchased goods.